LEASES (Schedule of Aggregate Lease Payments for Right of Use Assets Remaining Lease Period) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 4,937
2025	4,168
2026	3,505
2027	3,058
2028	2,776
2029 and thereafter	3,821
Total undiscounted lease payments	22,265
Less: adjustment to discounted lease payments	(1,561)
Total discounted lease payments	$ 20,704